Convertible Debt - Related Party (Detail Textuals) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 01, 2018	Oct. 05, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Warrants			$ 2,014,101		$ 1,297,991	$ 982,911
Derivative liability			29,295,042	$ 8,589,472	15,958,366	823,037	$ 1,231,129
Convertible multi-draw credit agreement issuance costs					53,707
Fair value of derivative liabilities in excess of proceeds			322,644	7,174,634	7,174,634
Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Warrants	$ 2,000,000		$ 2,000,000
Number of warrant issued	2,500,000		5,000,000
Beneficial conversion feature	$ 90,080		$ 1,584,850
Derivative liability	204,102		$ 516,058
Effective interest rate			9.89%
Carrying value of the equity component			$ 10,350,000		2,000,000
If-converted value exceeded the principal balance			4,350,000
Allocation of debt on the basis of relative fair value	1,684,920		716,110
Allocation of warrant on the basis of relative fair value	$ 315,080		3,283,890
Convertible multi-draw credit agreement issuance costs			$ 63,007		$ 53,707
Unamortized debt discount period			3 years 6 months 7 days		3 years 9 months 4 days
Aggregate Principal Amount			$ 4,000,000
Emerald Financing Warrant Liability
Debt Instrument [Line Items]
Derivative liability			$ 27,490,735	$ 8,106,034	$ 15,251,413	$ 0
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Maximum amount that can be borrowed over the life of the credit facility		$ 20,000,000
The annual stated interest rate on the debt instrument		7.00%
Maturity date		Oct. 05, 2022
Conversion price		$ 0.40
Unused portion of the credit facility		$ 18,000,000
Warrant exercise price		$ 0.50
Warrant coverage on the debt facility		50.00%